Transactions in soles	12 Months Ended
Dec. 31, 2020
Transactions in soles
Transactions in soles

5.      Transactions in soles

Transactions in soles are completed using exchange rates published by the Superintendent of Banks, Insurance and A.F.P. As of December 31, 2020, the exchange rates for U.S. dollars published by this Institution were US$0.2764 for buying and US$0.2759 for selling (US$0.2968 for buying and US$0.2959 for selling as of December 31, 2019), and have been applied by the Group for the assets and liabilities accounts, respectively.

As of December 31, 2020 and 2019, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U.S. dollars:

	2020	2019
	US$(000)	US$(000)

Assets
Cash and cash equivalents	8,606	6,796
Trade and other receivables	159,099	139,624
Income tax credit	19,837	31,919
	187,542	178,339

Liabilities
Trade and other payables	(47,705)	(60,311)
Income tax payable	(3,162)	(5,650)
Provisions, contingent liabilities and other liabilities	(38,574)	(41,515)
	(89,441)	(107,476)
Net asset position	98,101	70,863